Shareholders Equity - Stock-based payments - Assumptions Options (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2023 EquityInstruments shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 Y shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) EquityInstruments Y	Dec. 31, 2023	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) EquityInstruments	Mar. 07, 2018 shares
Stock-based payments
Aggregate number of common shares | shares															9,700,876
Risk-free interest rate			4.08%						2.93%
Expected dividend yield			1.10%						0.92%
Expected price volatility of the Company's common shares			30.90%						30.00%
Expected life of the option | Y							4		4
Forfeiture rate			0.00%						0.00%
Weighted average life	4 years 8 months 15 days
Stock options outstanding, beginning of year (in shares) | EquityInstruments				724,653					822,046
Granted (in shares) | EquityInstruments				5,548					67,604
Exercised (in shares) | EquityInstruments				(61,000)					(148,295)
Forfeited (in shares) | EquityInstruments									(16,702)
Stock options outstanding, end of the year (in shares)		669,201		669,201					724,653
Exercisable stock options, end of the year (in shares)	570,572	570,572	570,572	570,572	570,572	570,572	570,572				570,572			584,522
Stock options outstanding, beginning of year (in dollars per share)					$ 107.34			$ 97.88
Granted (in dollars per share)					169.78			183.61
Exercised (in dollars per share)					64.50			82.81
Forfeited (in dollars per share)								168.43
Stock options outstanding, end of year (in dollars per share)					111.76			107.34
Exercisable stock options, end of the year (in dollars per share)								90.84				$ 100.51
Stock options
Stock-based payments
Maximum percentage of common shares issued to single insider participant under compensation plan within one year										5.00%
Term of options	10 years								10 years
Vesting period	5 years								5 years
Weighted average fair value per stock option | $													$ 0.2	$ 2.5
Weighted average fair value per stock option (in dollars per share)					$ 47.02			$ 47.35
Expenses related to stock options | $						$ 1.5			$ 1.8
Capitalized to royalty, stream and working interest, net | $						$ 0.1			$ 0.1
Total unrecognized non-cash stock-based compensation expense | $													$ 1.8	$ 3.1
Weighted average life	2 years 4 months 24 days								2 years 8 months 12 days
Stock options | Maximum
Stock-based payments
Term of options	10 years